SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET	12 Months Ended
Dec. 31, 2024
SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET
SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET

7. SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET

Solar power and battery energy storage systems, net consist of the following:

	December 31,	December 31,
	2023	2024
Systems in operation	$532,833	$1,270,389
Systems under construction	450,339	762,523
Total costs	983,172	2,032,912
Accumulated depreciation	(31,659)	(55,973)
Solar power and battery energy storage systems, net	$951,513	$1,976,939

The Company reclassified $263,710, $119,067 and $312,773, from project assets to solar power and battery energy storage systems during the years ended December 31, 2022, 2023 and 2024, respectively, reflecting a change in intent to hold and operate these assets to generate electricity or storage revenue.

The Company recorded impairment losses on solar power systems of nil, nil and $21,400 for the years ended December 31, 2022, 2023 and 2024, respectively. Depreciation expense was $4,074, $14,266 and $28,900 for the same periods, respectively. Capitalized interest during development and construction was $18,666, $33,097 and $70,487 for the years ended December 31, 2022, 2023 and 2024, respectively.